Income Taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Textual [Abstract]
Percentage appropriation of valuation allowance as decided by management	100.00%	100.00%
U.S. federal
Income Taxes Textual [Abstract]
Net operating loss carryforwards	$ 9,000,000	$ 7,600,000
Operating loss carry forwards expiration	2027 through 2032
Income tax rate	35.00%	35.00%
German Tax Authority
Income Taxes Textual [Abstract]
Net operating loss carryforwards	620,000	490,000
Income tax rate	31.58%	31.58%
Uk Tax Authority
Income Taxes Textual [Abstract]
Net operating loss carryforwards	$ 140,000	$ 100,000
Income tax rate	20.00%	20.00%